                             IDS CERTIFICATE COMPANY
                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER


                                  JUNE 30, 1997
























                                              Report Number C-100
                                              IDSC Reports
                                              August 29, 1997

  IDS CERTIFICATE COMPANY
  SEMIANNUAL REPORT TO SHAREHOLDER
  JUNE 30, 1997




  TABLE OF CONTENTS



Page

Balance Sheet................................................3-4

Statement of Operations......................................5-6

Statement of Stockholder's Equity............................  7

Statement of Cash Flows....................................... 8

Notes to Financial Statements................................9-19

Investment Securities Owned..................................20-30


  IDS CERTIFICATE COMPANY
  BALANCE SHEET                                                             Unaudited
  June 30, 1997
  ($ thousands)

  ASSETS

  Qualified Assets (note 2)
  -----------------------------------------------------------------------------------
  Investments in unaffiliated issuers (notes 3 and 4):
    Cash and cash equivalents......................................          $110,756
    Held-to-maturity securities....................................           803,573
    Available-for-sale securities..................................         2,458,940
    First mortgage loans on real estate............................           216,338
    Certificate loans - secured by certificate reserves............            40,382
  Investments in and advances to affiliates........................             6,593
  -----------------------------------------------------------------------------------
  Total investments................................................         3,636,582
  -----------------------------------------------------------------------------------
  Dividends and interest receivable................................            43,369
  -----------------------------------------------------------------------------------
  Other (note 9)...................................................            65,158
  -----------------------------------------------------------------------------------
  Total qualified assets...........................................         3,745,109
  -----------------------------------------------------------------------------------

  Other Assets
  -----------------------------------------------------------------------------------

  Deferred distribution fees.......................................            24,093
  Other............................................................                 4
  -----------------------------------------------------------------------------------
  Total other assets...............................................            24,097
  -----------------------------------------------------------------------------------

  Total assets.....................................................        $3,769,206
  -----------------------------------------------------------------------------------

  See notes to financial statements.

  PAGE 4

  IDS CERTIFICATE COMPANY
  BALANCE SHEET                                                             Unaudited
  June 30, 1997
  ($ thousands)

  LIABILITIES AND STOCKHOLDER'S EQUITY

  Liabilities
  -----------------------------------------------------------------------------------
  Certificate Reserves (note 5):
  Installment certificates:
    Reserves to mature..........................................             $348,702
    Additional credits and accrued interest.....................               21,316
    Advance payments and accrued interest.......................                1,089
    Other.......................................................                   56
  Fully paid certificates:
    Reserves to mature..........................................            2,828,238
    Additional credits and accrued interest.....................              178,850
  Due to unlocated certificate holders..........................                  313
  -----------------------------------------------------------------------------------
  Total certificate reserves....................................            3,378,564
  -----------------------------------------------------------------------------------

  Accounts Payable and Accrued Liabilities:
    Due to Parent (note 7A).....................................                1,404
    Due to Parent for federal income taxes......................                  426
    Due to affiliates (notes 7B, 7C and 7D).....................                  373
    Payable for investment securities purchased.................               19,987
    Payable under reverse repurchase agreements.................              120,000
    Accounts payable, accrued expenses and other (note 9).......               34,186
  -----------------------------------------------------------------------------------
  Total accounts payable and accrued liabilities................              176,376
  -----------------------------------------------------------------------------------

  Deferred federal income taxes.................................                5,427
  -----------------------------------------------------------------------------------
  Total liabilities.............................................            3,560,367
  -----------------------------------------------------------------------------------

  Commitments (note 4)..........................................

  Stockholder's Equity (notes 5B, 5C, and 6):
  -----------------------------------------------------------------------------------

  Common stock, $10 par - authorized and
    issued 150,000 shares.......................................                1,500
  Additional paid-in capital....................................              143,844
  Retained earnings:
    Appropriated for predeclared additional credits/interest....                9,020
    Appropriated for additional interest on advance payments....                   50
    Unappropriated..............................................               39,805
  Unrealized holding gains on investment
    securities - net (note 3A)..................................               14,620
  -----------------------------------------------------------------------------------
  Total stockholder's equity....................................              208,839
  -----------------------------------------------------------------------------------
  Total liabilities and stockholder's equity....................           $3,769,206
  -----------------------------------------------------------------------------------

  See notes to financial statements.

  PAGE 5

  IDS CERTIFICATE COMPANY
  STATEMENT OF OPERATIONS                                                   Unaudited
  Six Months Ended June 30, 1997
  ($ thousands)
  -----------------------------------------------------------------------------------
  Investment Income:
  Interest income from investments:
    Bonds and notes:
      Unaffiliated issuers........................................            $91,139
    Mortgage loans on real estate:
      Unaffiliated................................................              9,021
    Certificate loans.............................................              1,139
  Dividends.......................................................             22,648
  Other...........................................................                523
  -----------------------------------------------------------------------------------
  Total investment income.........................................            124,470
  -----------------------------------------------------------------------------------

  Investment Expenses:
  Parent and affiliated company fees (note 7):
    Distribution..................................................             16,375
    Investment advisory and services..............................              8,328
    Depositary....................................................                114
  Options (note 9)................................................              6,753
  Other (note 9)..................................................                752
  -----------------------------------------------------------------------------------
  Total investment expenses.......................................             32,322
  -----------------------------------------------------------------------------------

  Net investment income before provision
    for certificate reserves and income tax benefit...............            $92,148
  -----------------------------------------------------------------------------------

  See notes to financial statements.

  PAGE 6

  IDS CERTIFICATE COMPANY
  STATEMENT OF OPERATIONS (Continued)                                       Unaudited
  Six Months Ended June 30, 1997
  ($ thousands)
  -----------------------------------------------------------------------------------
  Provision for Certificate Reserves (notes 5 and 9):
  According to the terms of the certificates:
    Provision for certificate reserves............................             $5,023
    Interest on additional credits................................                653
    Interest on advance payments..................................                 27
  Additional credits/interest authorized by IDSC:
    On fully paid certificates....................................             72,214
    On installment certificates...................................              2,520
  -----------------------------------------------------------------------------------
  Total provision before reserve recoveries.......................             80,437
  Reserve recoveries from terminations prior to maturitiy.........               (525)
  -----------------------------------------------------------------------------------
  Net provision for certificate reserves..........................             79,912
  -----------------------------------------------------------------------------------

  Net investment income before income tax benefit.................             12,236
  Income tax benefit (note 8).....................................              1,722
  -----------------------------------------------------------------------------------
  Net investment income...........................................             13,958
  -----------------------------------------------------------------------------------

  Realized gain on investments - net:
    Securities of unaffiliated issuers............................                  2
  Income tax expense (note 8).....................................                  1
  -----------------------------------------------------------------------------------
  Net realized gain on investments................................                  1
  -----------------------------------------------------------------------------------

  Net income - wholly owned subsidiary............................                149
  -----------------------------------------------------------------------------------
  Net income .....................................................            $14,108
  -----------------------------------------------------------------------------------

  See notes to financial statements.

  PAGE 7

  IDS CERTIFICATE COMPANY
  STATEMENT OF STOCKHOLDER'S EQUITY                                         Unaudited
  Six Months Ended June 30, 1997
  ($ thousands)
  -----------------------------------------------------------------------------------
  Common Stock:
  Balance at beginning and end of period..........................             $1,500
  -----------------------------------------------------------------------------------

  Additional Paid-in-capital:
  Balance at beginning and end of period..........................           $143,844
  -----------------------------------------------------------------------------------

  Retained Earnings:
  Appropriated for predeclared additional credits/interest (note 5B):
  Balance at beginning of period..................................            $11,989
  Transferred to unappropriated retained earnings.................             (2,969)
  -----------------------------------------------------------------------------------
  Balance at end of period........................................             $9,020
  -----------------------------------------------------------------------------------

  Appropriated for additional interest on advance payments (note 5C):
  Balance at beginning and end of period..........................                $50
  -----------------------------------------------------------------------------------

  Unappropriated (note 6):
  Balance at beginning of period..................................            $22,728
  Net income .....................................................             14,108
  Transferred from appropriated retained earnings.................              2,969
  -----------------------------------------------------------------------------------
  Balance at end of period........................................            $39,805
  -----------------------------------------------------------------------------------

  Unrealized holding gains on investment securities - net (note 3A):
  Balance at beginning of period..................................            $14,439
  Change during period............................................                181
  -----------------------------------------------------------------------------------
  Balance at end of period........................................            $14,620
  -----------------------------------------------------------------------------------

  See notes to financial statements.

  PAGE 8

  IDS CERTIFICATE COMPANY
  STATEMENT OF CASH FLOWS                                                   Unaudited
  Six Months Ended June 30, 1997
  ($ thousands)
  -----------------------------------------------------------------------------------
  Cash flows from operating activities:
  Net income......................................................            $14,108
  Adjustments  to  reconcile  net  income  to net  cash  provided  by  operating activities:
    Net income of wholly owned subsidiary.........................               (149)
    Provision for certificate reserves............................             79,912
    Interest income added to certificate loans....................               (724)
    Amortization of premium/discount-net..........................              7,165
    Net gain on investments.......................................                 (2)
    Decrease in dividends and interest receivable.................                644
    Decrease in deferred distribution fees........................              1,432
    Decrease in deferred federal income taxes.....................             (2,670)
    Decrease in other liabilities.................................               (582)
  -----------------------------------------------------------------------------------
  Net cash provided by operating activities.......................             99,134
  -----------------------------------------------------------------------------------

  Cash flows from investing activities: Maturity and redemption of investments:
    Held-to-maturity securities...................................             35,826
    Available-for-sale securities.................................            188,817
    Other investments.............................................             35,534
  Sale of investments:
    Held-to-maturity securities...................................             29,391
    Available-for-sale securities.................................            150,097
  Certificate loan payments.......................................              2,503
  Purchase of investments:
    Held-to-maturity securities...................................             (4,565)
    Available-for-sale securities.................................           (626,659)
    Other investments.............................................            (28,176)
  Certificate loan fundings.......................................             (2,720)
  -----------------------------------------------------------------------------------
  Net cash used in investing activities...........................           (219,952)
  -----------------------------------------------------------------------------------

  Cash flows from financing activities:
  Payments from certificate owners................................            644,307
  Proceeds from reverse repurchase agreements.....................            269,500
  Certificate maturities and cash surrenders......................           (644,064)
  Payments under reverse repurchase ageements.....................           (149,500)
  -----------------------------------------------------------------------------------
  Net cash provided by financing activities.......................            120,243
  -----------------------------------------------------------------------------------

  Net decrease in cash and cash equivalents.......................               (575)
  Cash and cash equivalents beginning of period...................            111,331
  -----------------------------------------------------------------------------------
  Cash and cash equivalents end of period.........................           $110,756
  -----------------------------------------------------------------------------------

  Supplemental disclosures including non-cash transactions:
  Cash received for income taxes..................................             $2,328
  Certificate maturities and surrenders through loan reductions...              4,068

  See notes to financial statements.

  PAGE 9
  IDS CERTIFICATE COMPANY
Notes to Financial Statements ($ in thousands unless indicated
otherwise) (Unaudited)
-------------------------------------------------------------------
  1. Nature of Business and Summary of Significant Accounting Policies IDS Certificate Company (IDSC) is a wholly owned subsidiary of American Express Financial Corporation (Parent), which is a wholly owned subsidiary of American Express Company. IDSC is registered as an investment company under the Investment Company Act of 1940 ("the 1940 Act") and is in the business of issuing face-amount investment certificates. The certificates issued by IDSC are not insured by any government agency. IDSC's certificates are sold primarily by American Express Financial Advisors Inc.'s (an affiliate) field force operating in 50 states, the District of Columbia and Puerto Rico. IDSC's Parent acts as investment advisor for IDSC.

IDSC currently offers eight types of certificates with specified maturities ranging from four to twenty years. Within their specified maturity, most certificates have interest rate terms of one to thirty-six months. In addition, one type of certificate has interest tied, in whole or in part, to any upward movement in a broad-based stock market index. Except for two types of certificates, all of the certificates are available as qualified investments for Individual Retirement Accounts or 401(k) plans and other qualified retirement plans.

IDSC's gross income is derived primarily from interest and dividends generated by its investments. IDSC's net income is determined by deducting from such gross income its provision for certificate reserves, and other expenses, including taxes, the fee paid to Parent for investment advisory and other services, and the distribution fees paid to American Express Financial Advisors Inc.

Described below are certain accounting policies that are important to an understanding of the accompanying financial statements.

Basis of Financial Statement Presentation

The accompanying financial statements are presented in accordance with generally accepted accounting principles. IDSC uses the equity method of accounting for its wholly owned unconsolidated subsidiary, which is the method prescribed by the Securities and Exchange Commission (SEC) for issuers of face-amount certificates.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the reported amounts of income and expenses during the six months then ended. Actual results could differ from those estimates.

-------------------------------------------------------------------
Preferred Stock Dividend Income

IDSC recognizes dividend income from cumulative redeemable preferred stocks with fixed maturity amounts on an accrual basis similar to that used for recognizing interest income on debt securities. Dividend income from perpetual preferred stock is recognized on an ex-dividend basis.

Securities

Cash equivalents are carried at amortized cost, which approximates fair value. IDSC has defined cash and cash equivalents as cash in banks and highly liquid investments with a maturity of three months or less at acquisition and are not interest rate sensitive.

Debt securities that IDSC has both the positive intent and ability to hold to maturity are carried at amortized cost. Debt securities IDSC does not have the positive intent to hold to maturity, as well as all marketable equity securities, are classified as available for sale and carried at fair value. Unrealized holding gains and losses on securities classified as available for sale are carried, net of deferred income taxes, as a separate component of stockholder's equity.

The basis for determining cost in computing realized gains and losses on securities is specific identification. When there is a decline in value that is other than temporary, the securities are carried at estimated realizable value with the amount of adjustment included in income.

First Mortgage Loans on Real Estate

Mortgage loans are carried at amortized cost, less reserve for losses, which is the basis for determining any realized gains or losses.

Impairment is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses.

The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

PAGE 11
Notes to Financial Statements (continued)

-------------------------------------------------------------------
IDSC generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Certificates

Investment certificates may be purchased either with a lump-sum payment or by installment payments. Certificate owners are entitled to receive at maturity a definite sum of money. Payments from certificate owners are credited to investment certificate reserves. Investment certificate reserves accumulate at specified percentage rates as declared by IDSC. Reserves also are maintained for advance payments made by certificate owners, accrued interst thereon, and for additional credits in excess of minimum guaranteed rates and accrued interest thereon. On certificates allowing for the deduction of a surrender charge, the cash surrender values may be less than accumulated investment certificate reserves prior to maturity dates. Cash surrender values on certificates allowing for no surrender charge are equal to certificate reserves. The payment distribution, reserve accumulation rates, cash surrender values, reserve values and other matters are governed by the 1940 Act.

Deferred Distribution Fee Expense

On certain series of certificates, distribution fees are deferred and amortized over the estimated lives of the related certificates, which is apprximately 10 years. Upon surrender, unamortized deferred distribution fees and any related surrender charges are recognized in income.

Federal Income Taxes

IDSC's taxable income or loss is included in the consolidated federal income tax return of American Express Company. IDSC provides for income taxes on a separate return basis, except that, under an agreement between Parent and American Express Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Parent and its subsidiaries that Parent will reimburse a a subsidiary for any tax benefits recorded.

2.  Deposit of Assets and Maintenance of Qualified Assets

A) Under the provisions of its certificates and the 1940 Act, IDSC was required to have qualified assets (as that term is defined in Section 28(b) of the 1940
Act) in the amount of $3,345,321 at June 30, 1997. IDSC had qualified assets of $3,702,630 at June 30, 1997, excluding net unrealized appreciation on available-for-sale securities of $22,492 and payable for securities purchased of $19,987.

PAGE 12
Qualified assets are valued in accordance with such provisions of Minnesota Statutes as are applicable to investments of life insurance companies. Qualified assets for which no provision for valuation is made in such statutes are valued in accordance with rules, regulations or orders prescribed by the SEC. These values are the same as financial statement carrying values, except for debt securities classified as available for sale and all marketable equity securities, which are carried at fair value in the financial statements but are valued at amortized cost for qualified asset and deposit maintenance purposes.

B) Pursuant to provisions of the certificates, the 1940 Act, the central depositary agreement and to requirements of various states, qualified assets of IDSC at June 30, 1997 were deposited as follows:

                                                  Required
                                Deposits          deposits         Excess
  ----------------------------------------------------------------------------------
  Deposits to meet certificate liability requirements:
  States.............           $      363        $      329      $     34
  Central Depositary.            3,469,902         3,295,263       174,639
  ----------------------------------------------------------------------------------
  Total..............           $3,470,265        $3,295,592      $174,673
  ----------------------------------------------------------------------------------

  The assets on deposit consisted of securities having a deposit value of $3,229,197, mortgage loans of $216,338 and other assets of $24,730.

  -----------------------------------------------------------------------------

  American  Express Trust Company is the central  depositary  for IDSC. See note
  7C.

  3.  Investments in Securities

  A) Fair values of investments in securities represent market prices and estimated fair values when quoted prices are not available. Estimated fair values are determined by IDSC using established procedures involving review of market indexes, price levels of current offerings and comparable issues, price estimates and market data from independent brokers and financial files. The procedures are reviewed annually. IDSC's vice president - investments reports to the board of directors on an annual basis regarding such pricing sources and procedures to provide assurance that fair value is being achieved.

  The following is a summary of securities held to maturity and securities available for sale at June 30, 1997.

                                            Securities Held to Maturity
                               -----------------------------------------------------
                                                             Gross       Gross
                               Amortized        Fair       unrealized  unrealized
                                  Cost          value        gains       losses
  ----------------------------------------------------------------------------------
  U.S. Government and
    agencies obligations.....  $      363    $      364     $     3       $    2
  Mortgage-backed
    securities...............      32,942        33,324         593          211
  Corporate debt
    securities...............     257,455       263,668       6,940          727
  Stated maturity
    preferred stock..........     512,813       527,604      15,608          817
  ----------------------------------------------------------------------------------
  Total                        $  803,573    $  824,960     $23,144       $1,757
  ----------------------------------------------------------------------------------

                                           Securities Available for Sale
                               -----------------------------------------------------
                                                             Gross       Gross
                               Amortized        Fair       unrealized  unrealized
                                  Cost          value        gains       losses
  ----------------------------------------------------------------------------------
  Mortgage-backed
    securities...............  $1,261,707    $1,275,053     $16,009       $2,663
  State and municipal
    obligations..............      41,424        42,702       1,278            -
  Corporate debt
    securities...............   1,000,860     1,008,633      11,018        3,245
  Stated maturity
    preferred stock..........      47,603        47,448         125          280
  Perpetual preferred
    stock....................      84,249        84,499         401          151
  Common stock...............         605           605           -            -
  ----------------------------------------------------------------------------------
  Total                        $2,436,448    $2,458,940     $28,831      $ 6,339
  ----------------------------------------------------------------------------------

-------------------------------------------------------------------
At June 30, 1997, there were no securities classified as trading securities.

During the six months ended June 30, 1997, debt securities classified as available for sale were sold with proceeds of $149,444 and gross realized gains on such sales of $826 and gross realized losses on such sales of $1,637.

During the six months ended June 30, 1997, held-to-maturity securities were sold with an amortized cost of $28,662. Gross gains of $1,409 and gross losses of $680 were realized on the sales. The securities were sold due to significant deterioration in the issuers' creditworthiness.

There were no transfers from securities classified as held to maturity during the six months ended June 30, 1997.

  B) At June 30, 1997, investments in securities with fixed maturities comprised 85% of IDSC's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), or by Parent's internal analysts, using criteria similar to Moody's and S&P, when a public rating does not exist. A summary of investments in securities with fixed maturities by rating of investment is as follows:

  Rating
  ---------------------------------
  Aaa/AAA......................  46%
  Aa/AA........................   1
  Aa/A.........................   2
  A/A..........................  15
  A/BBB........................   5
  Baa/BBB......................  24
  Below investment grade.......   7
  ---------------------------------
                                100%
  ---------------------------------

Of the securities rated Aaa/AAA, 89% are U.S. Government Agency mortgage-backed securities that are not rated by a public rating agency. Approximately 10% of other securities with fixed maturities are rated by Parent's Internal analysts. No investment in any one issuer is greater than 1% of IDSC's total investment in securities with fixed maturities.

  C) IDSC reserves freedom of action with respect to its acquisition of restricted securities that offer advantageous and desirable investment opportunities. In a private negotiation, IDSC may purchase for its portfolio all or part of an issue of restricted securities. Since IDSC would intend to purchase such securities for investment and not for distribution, it would not be "acting as a distributor" if such securities are resold by IDSC at a later date.

PAGE 15
  Notes to Financial Statements (continued)

-------------------------------------------------------------------

The fair values of restricted securities are determined by the board of directors using the procedures and factors described in note 3A.

In the event IDSC were to be deemed to be a distributor of the restricted securities, it is possible that IDSC would be required to bear the costs of registering those securities under the Securities Act of 1933, although in most cases such costs would be borne by the issuer of the restricted securities.

4.  Investments in First Mortgage Loans on Real Estate

At June 30, 1997, IDSC's recorded investment in impaired mortgage loans was $770 and the reserve for loss on that amount was $611. During the first six months of 1997, the average recorded investment in impaired mortgage loans was $810.

IDSC recognized $38 of interest income related to impaired mortgage loans for the six months ended June 30, 1997.

There were no changes in the reserve for loss on mortgage loans during the six months ended June 30, 1997.

At June 30, 1997, commitments for fundings of first mortgage loans, at market interest rates, aggregated $20,350. IDSC employs policies and procedures to ensure the creditworthiness of the borrowers and that funds will be available on the funding date. IDSC's loan fundings are restricted to 80% or less of the market value of the real estate at the time of the loan funding.

At June 30, 1997, approximately 6% of IDSC's invested assets were first mortgage loans on real estate. A summary of first mortgage loans by type of real estate is as follows:

  Region                                      Property Type
  ---------------------------------           -------------------------------
  South Atlantic...............  24%          Shopping centers...........  36%
  East North Central...........  20           Apartments.................  30
  West North Central...........  18           Industrial buildings.......  15
  Middle Atlantic..............  14           Office buildings...........  10
  Mountain.....................  12           Other......................   9
  West South Central...........   5
  New England..................   5
  Pacific......................   2
  East South Central...........   -
  ---------------------------------           -------------------------------
                                100%                                      100%
  ---------------------------------           -------------------------------

-------------------------------------------------------------------
5.  Certificate Reserves

Reserves maintained on outstanding certificates have been computed in accordance with the provisions of the certificates and Section 28 of the 1940 Act. The average rates of accumulation on certificate reserves at June 30, 1997 were:

                                                             Average       Average
                                               Reserve        gross      additional
                                               balance     accumulation    credit
                                              at June 30,      rate         rate
  ----------------------------------------------------------------------------------
  Installment certificates:
  Reserves to mature:
  With guaranteed rates.....................  $   28,558       3.50%        1.35%
  Without guaranteed rates (A)..............     320,144          -         2.96
  Additional credits and accrued interest...      21,316       3.15            -
  Advance payments and accrued interest (C).       1,089       3.16         1.69
  Other.....................................          56          -            -
  Fully paid certificates:
  Reserves to mature:
  With guaranteed rates.....................     175,537       3.22         1.85
  Without guaranteed rates (A) and (D)......   2,652,701          -         4.96
  Additional credits and accrued interest...     178,850       3.22            -
  Due to unlocated certificate holders......         313          -            -
  ----------------------------------------------------------------------------------
                                              $3,378,564
  ----------------------------------------------------------------------------------

  A)  There is no minimum rate of accrual on these reserves.
Interest is declared periodically, quarterly or annually, in accordance with the terms of the separate series of certificates.

  B) On certain series of single payment certificates, additional interest is predeclared for periods greater than one year. At June 30, 1997, $9,020 of retained earnings had been appropriated for the predeclared additional interest, which represents the difference between certificate reserves on these series, calculated on a statutory basis, and the reserves maintained per books.

  C) Certain series of installment certificates guarantee accrual of interest on advance payments at an average of 3.16%. IDSC has increased the rate of accrual to 4.85% through April 30, 1998. An appropriation of retained earnings amounting to $50 has been made, which represents the estimated additional accrual that will result from the increase granted by IDSC.

  D) IDS Stock Market Certificate enables the certificate holder to participate in any relative rise in a major stock market index without risking loss of principal. Generally the certificate has a term of 12 months and may continue for up to 14 successive terms. The reserve balance at June 30, 1997 was $361,196.

-------------------------------------------------------------------
  6.  Dividend Restriction

  Certain series of installment certificates outstanding provide that cash dividends may be paid by IDSC only in calendar years for which additional credits of at least one-half of 1% on such series of certificates have been authorized by IDSC. This restriction has been removed for 1997 and 1998 by action of IDSC on additional credits in excess of this requirement.

  7. Fees Paid to IDS and Affiliated Companies ($ not in thousands)

A) The basis of computing fees paid or payable to Parent for investment advisory and other general and administrative services is:

The investment advisory and services agreement with Parent provides for a graduated scale of fees equal on an annual basis to 0.75% on the first $250 million of total book value of assets of IDSC, 0.65% on the next $250 million, 0.55% on the next $250 million, 0.50% on the next $250 million and 0.45% on the amount in excess of $1 billion. The fee is payable monthly in an amount equal to one-twelfth of each of the percentages set forth above. Excluded from assets for purposes of this computation are first-mortgage loans, real estate and any other asset on which IDSC pays an outside service fee.

  B)  The basis of computing fees paid or payable to American
Express Financial Advisors Inc. (an affiliate) for distribution services is:

Fees payable to American Express Financial Advisors Inc. on sales of IDSC's certificates are based upon terms of agreements giving American Express Financial Advisors Inc. the exclusive right to distribute the certificates covered under the agreements. The agreements provide for payment of fees over a period of time.

The aggregate fees payable under the agreements per $1,000 face amount of installment certificates and a summary of the periods over which the fees are payable are:

                                                              Number of
                                                             certificate
                                                              years over
                                Aggregate Fees Payable           which
                               --------------------------     subsequent
                                        First  Subsequent     years' fees
                               Total    year      years       are payable
  ----------------------------------------------------------------------------------
  On sales effective
    April 30, 1997...........  $25.00  $ 2.50    $22.50            9
  On sales prior to
    April 30, 1997(a)........   30.00    6.00     24.00            4
  ----------------------------------------------------------------------------------

PAGE 18
  Notes to Financial Statements (continued)
-------------------------------------------------------------------
(a) At the end of the sixth through the 10th year, an additional fee is payable of 0.5% of the daily average balance of the certificate reserve maintained during the sixth through the 10th year, respectively.

Effective April 30, 1997, fees on Cash Reserve and Flexible Savings certificates are paid at a rate of 0.20% of the purchase price at the time of issuance and 0.20% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date. For certificates sold prior to April 30, 1997, fees were paid at a rate of 0.25% of the purchase price at the time of issuance and are paid at a rate of 0.25% of the reserves maintained for these certificates at the beginning of the second and subsequent quarters from issue date.

Fees on the Future Value Certificate were paid at the rate of 5% of the purchase price at time of issuance. Effective May 1, 1997, the Future Value Certificate is no longer being offered for sale.

Fees on the Investors Certificate are paid at an annualized rate of 1% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

Fees on the Preferred Investors Certificate are paid at an annualized rate of 0.66% of the reserves maintained for the certificates. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

Effective April 30, 1997, fees on the Stock Market Certificate are paid at a rate of 0.70% of the purchase price on the first day of the certificate's term and 0.70% of the reserves maintained for these certificates at the beginning of each subsequent term. For certificates sold prior to April 30, 1997, fees were paid at a rate of 1.25% of the purchase price on the first day of the certificate's term and are paid at a rate of 1.25% of the reserves maintained for these certificates at the beginning of each subsequent term.

  C) The basis of computing depositary fees paid or payable to American Express Trust Company (an affiliate) is:

  ----------------------------------------------------------------------------------
  Maintenance charge per account.....               5 cents per $1,000 of
                                                    assets on deposit

  Transaction charge.................               $20 per transaction

  Security loan activity:
    Depositary Trust Company
      receive/deliver................               $20 per transaction
    Physical receive/deliver.........               $25 per transaction
    Exchange collateral..............               $15 per transaction
  ----------------------------------------------------------------------------------

PAGE 19
A transaction consists of the receipt or withdrawal of securities and commercial paper and/or a change in the security position. The charges are payable quarterly except for maintenance, which is an annual fee.

D)  The basis for computing fees paid or payable to American
Express Bank Ltd. (an affiliate) for the distribution of the IDS
Special Deposits certificate on an annualized basis is:

1.25% of the reserves maintained for the certificates on an amount from $100,000 to $249,000, 0.80% on an amount from $250,000 to $499,000, 0.65% on an amount from $500,000 to $999,000 and 0.50% on an amount $1,000,000

-------------------------------------------------------------------
or more. Fees are paid at the end of each term on certificates with a one, two or three-month term. Fees are paid at the end of each quarter from date of issuance on certificates with a six, 12, 24 or 36-month term.

8.  Federal Income Taxes

The federal income tax rate applicable to income of IDSC for the six months ended June 30, 1997 was based on the effective tax rate expected to be applicable for the full fiscal year ending Dec. 31, 1997.

A reconciliation of the statutory federal income tax rate and the expected federal income tax rate at Dec. 31, 1997 is:

                                                                            Rate
  ----------------------------------------------------------------------------------
  Statutory federal income tax rate.......................          35.0%


  Tax-exempt interest.....................................         ( 3.4)
  Dividend exclusion......................................         (45.9)
  ----------------------------------------------------------------------------------

  Expected federal income tax rate........................         (14.3)
  ----------------------------------------------------------------------------------

  9.  Derivative Financial Instruments

IDSC enters into transactions involving derivative financial instruments as an end user (nontrading). IDSC uses these instruments to manage its exposure to interest rate risk, including hedging specific transactions. IDSC manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instrument will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or a major market index. IDSC is not impacted by market risk related to derivatives held because derivatives are largely used to manage risk and, therefore, the cash flows and income effects of the derivatives are inverse to the effects of the underlying hedged transactions.

Credit exposure is the possibility that the counterparty will not fulfill the terms of the contract. IDSC monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, reviewing credit ratings and requiring collateral where appropriate. The majority of IDSC's counterparties to the interest rate swaps are rated A or better by nationally recognized rating agencies. The counterparties to the call options are six major broker/dealers.

-------------------------------------------------------------------
The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts do not represent market risk or credit exposure and are not recorded on the balance sheet.

Credit exposure related to derivative financial instruments is measured by the replacement cost of those contracts at the balance sheet date. The replacement cost represents the fair value of the instrument, and is determined by market values, dealer quotes or pricing models.

IDSC's holdings of derivative financial instruments were as follows at June 30, 1997.

                                         Notional                             Total
                                        or contract   Carrying     Fair      credit
                                          amount       value       value    exposure
  ----------------------------------------------------------------------------------
  ASSETS:
    Purchased call options......          $284,177    $65,158     $60,378   $60,378
  ----------------------------------------------------------------------------------

  LIABILITIES:
    Written call options........          $265,252    $31,014     $36,982   $     -
    Interest rate swaps.........           500,000         66       1,284         -
  ----------------------------------------------------------------------------------
  Total                                   $765,252    $31,080     $38,266   $     -
  ----------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps expire in May of 1998. The options expire in 1997 and 1998.

Interest rate swaps and options are used to manage IDSC's exposure to rising interest rates. These instruments are used primarily to protect the margin between the interest rate earned on investments and the interest accrued to related investment certificate owners.

Under the interest-rate swap agreements, IDSC pays a fixed rate of interest ranging from 6.69% to 6.72% and receives a floating rate based on the 5 year Constant Maturity Treasury rate. Interest is accrued on a monthly basis and reported net, in dividends and interest receivable or other liabilities, as appropriate, and other investment income or other investment expenses, as appropriate.

IDSC offers a series of certificates which pay interest based upon the relative change in a major stock market index between the beginning and end of the certificates' term. The certificate owners have the option of participating in the full amount of increase in the index during the term (subject to a specified maximum) or a lesser percentage of the increase plus a guaranteed

PAGE 22
minimum rate of interest. As a means of hedging its obligations under the provisions of these certificates, IDSC purchases and writes call options on the major market index. The options are cash settlement options, that is, there is no underlying security to deliver at the time the contract is closed out.

The option contracts are less than one year in term. The premiums paid or received on these index options are reported in other qualified assets or liabilities, as appropriate, and are amortized into investment expenses over the life of the option. The intrinsic value of these index options is also reported in other qualified assets or other liabilities, as appropriate. The unrealized gains and losses related to the changes in the intrinsic value of these options are recognized currently in provision for certificate reserves.

    PAGE 23

    IDS CERTIFICATE COMPANY                                                 Schedule I

    Investments in Securities of Unaffiliated Issuers

    June 30, 1997
    ($ in thousands)
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
      BONDS AND NOTES
      United States Government -
        Direct Obligations
         US TREASURY BOND         6.875%, 2000          165          165          168
         US TREASURY BOND         5.625%, 2000          200          198          196
                                                 -----------   ----------   ----------
      Total U.S. Government - Direct Obligations        365          363          364
                                                 -----------   ----------   ----------

      Other Bonds and Notes

      United States Government Agencies
         FHLMC 5 YR #G50152       7.000%, 1999        4,503        4,482        4,515 (f)
         FHLMC 5 YR #G50252       7.500%, 2000       24,415       24,519       24,857 (f)
         FHLMC 15YR #G10336       7.500%, 2010        7,052        6,942        7,164 (f)
         FHLMC 15YR #10342        7.000%, 2010       21,972       21,415       21,965 (f)
         FHLMC 15YR #G10344 G     7.500%, 2010       16,407       16,330       16,668 (f)
         FHLMC 15YR #G10350 GLD   6.500%, 2010       22,197       22,147       21,788 (f)
         FHLMC 15YR #G10364       7.000%, 2010       18,897       18,799       18,891 (f)
         FHLM  15YR #G10369       6.500%, 2010       39,769       39,291       39,323 (f)
         FHLMC 15YR GOLD          6.500%, 2010       20,188       20,091       19,815 (f)
         FH15YR #G10439 GOLD      6.500%, 2011        4,854        4,738        4,778 (f)





PAGE 24

         FHLMC 15YR G10627        6.500%, 2011       31,115       30,668       30,632 (f)
         FHLMC 15YR G10665 GD     7.000%, 2012       83,908       83,716       83,882 (f)
         FHLMC ARM #845154        7.812%, 2022        4,557        4,698        4,780 (f)
         FHLMC ARM #845523        7.914%, 2023        6,628        6,820        6,929 (f)
         FHLMC ARM #845654        8.142%, 2024       15,306       15,530       16,020 (f)
         FHLMC ARM #845730        7.843%, 2024       26,881       27,756       28,123 (f)
         FHLMC ARM #845733        7.870%, 2024       26,094       26,556       27,277 (f)
         FHLMC ARM #845973        8.071%, 2024        8,486        8,486        8,879 (f)
         FHLMC ARM #845999        7.689%, 2027       22,259       22,453       23,268 (f)
         FHLMC 30YR #846072       7.765%, 2022        5,693        5,834        5,906 (f)
         FHLMC ARM #846107        7.874%, 2025        8,356        8,547        8,733 (f)
         FH GD 7YR BLN N97208     7.000%, 2003       14,531       14,694       14,612 (f)
         FHLMC 1268 E CMO         7.400%, 2016        1,522        1,522        1,520 (f)
         FHLMC ARM #350190        8.000%, 2022        6,073        6,255        6,353 (f)
         FHLMC GOLD E00151        7.500%, 2017        7,829        8,045        7,954 (f)
         FHLMC 15YR #E00383       7.000%, 2010       19,583       19,553       19,577 (f)
         FHLMC 15YR E00388GOLD    7.000%, 2010       12,890       12,717       12,886 (f)
         FH GD 15YR #E00426       6.500%, 2011        9,146        9,061        9,004 (f)
         FHLMC GOLD #E00476       6.500%, 2012       17,780       17,352       17,452 (f)
         FHLMC GOLD E00484        6.500%, 2012        7,441        7,262        7,304 (f)
         FHLMC-GNMA 40 D CMO      6.500%, 2011       20,458       20,146       20,466 (f)
         FHLMC 4C CMO             8.000%, 2017        1,987        1,990        1,989 (f)
         FHLMC CTF SER B-76       8.375%, 2006           40           40           40 (f)
         FHLMC CTF SER B-77       8.125%, 2007          143          143          138 (f)
         FHLMC 15YR #380025       9.500%, 2003          710          706          748






    PAGE 25
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         FHLMC 15 YR #200017     11.000%, 2000          397          404          419 (f)
         FHLMC 15 YR #200018     11.000%, 2000          260          264          274 (f)
         FHLMC 15 YR #200020     11.000%, 2000          387          393          408 (f)
         FHLMC 15 YR #200022     10.500%, 2000           81           82           85 (f)
         FHLMC 15 YR #200035      9.000%, 2001          309          306          320 (f)
         FHLMC 15 YR #200048      9.000%, 2001          699          690          723
         FHLMC 15 YR #200064      8.000%, 2002          410          399          418 (f)
         FHLMC 15 YR #212119      9.500%, 2001          123          124          130 (f)
         FHLMC 15 YR #218648      9.500%, 2002           47           48           50 (f)
         FHLMC 15 YR #219392     11.000%, 2001          121          124          128 (f)
         FHLMC 15 YR #219679      9.500%, 2003          581          578          613 (f)
         FHLMC 15 YR #219757     11.000%, 2003        1,628        1,690        1,719
         FHLMC 15 YR #240001      9.500%, 1997          371          371          379
         FHLMC 10 YR #490011     10.000%, 1997          241          241          253 (f)
         FHLMC 15 YR #500155     11.000%, 2001          394          402          416 (f)
         FHLMC 15 YR #500294     11.000%, 2003          183          188          194 (f)
         FHLMC 15 YR #500456     11.000%, 2002          192          196          204 (f)
         FHLMC 15 YR #502175     10.500%, 2004          177          179          186 (f)
         FHLMC ARM #605041        7.972%, 2019          267          267          280 (f)
         FHLMC ARM #605048        7.650%, 2018        1,280        1,280        1,339 (f)
         FHLMC ARM #605050        7.928%, 2018          420          420          439 (f)
         FHLMC ARM 605079 WAC     7.824%, 2018        1,449        1,449        1,516 (f)
         FHLMC ARM 605175 WAC     7.841%, 2019        3,594        3,594        3,761 (f)
         FHLMC ARM #605352        7.668%, 2018        2,627        2,627        2,748 (f)
         FHLMC ARM #401587        7.625%, 2018        2,087        2,087        2,181 (f)
         FHLMC ARM #630048        8.000%, 2018           23           23           24 (f)
         FHLMC ARM #630074        7.500%, 2018          575          575          585 (f)
         FHLMC ARM 840031 WAC     7.591%, 2019          349          349          365 (f)
         FHLMC ARM #840035        7.824%, 2019        1,290        1,290        1,334 (f)
         FHLMC ARM #840036        7.930%, 2019        1,476        1,476        1,544 (f)
         FHLMC ARM #840045        7.740%, 2019        3,693        3,693        3,864 (f)
         FHLMC ARM #840072        7.672%, 2019        1,573        1,573        1,640 (f)
         FHLMC ARM #405014        7.835%, 2019          958          958        1,003 (f)
         FHLMC ARM #405092        7.712%, 2019        1,637        1,637        1,711 (f)
         FHLMC ARM #405185        7.578%, 2018        2,280        2,280        2,383 (f)
         FHLMC ARM #405243        7.714%, 2019          889          889          930 (f)
         FHLMC ARM #405249        7.802%, 2018        3,108        3,108        3,251 (f)
         FHLMC ARM #405360        7.861%, 2019          881          881          921 (f)
         FHLMC ARM #405437        7.969%, 2019          287          287          300 (f)
         FHLMC ARM #405455        7.804%, 2019        1,327        1,327        1,388 (f)
         FHLMC ARM #405517        8.094%, 2019          466          466          488 (f)
         FHLMC ARM #405615        7.759%, 2019          977          977        1,021 (f)
         FHLMC ARM #405675        7.908%, 2020        1,848        1,848        1,933 (f)
         FHLMC ARM #405692        7.888%, 2020        2,476        2,476        2,591 (f)
         FHLMC ARM #405744        7.930%, 2020        1,401        1,401        1,466 (f)
         FHLMC ARM #605432        7.744%, 2017          659          659          689 (f)
         FHLMC ARM #605433        7.578%, 2017        1,682        1,682        1,759 (f)
         FHLMC ARM #605454        7.433%, 2017        4,730        4,730        4,943 (f)
         FHLMC ARM 605853 WAC     7.777%, 2019        3,315        3,315        3,468 (f)
         FHLMC ARM #605854        7.750%, 2019        3,169        3,169        3,314 (f)
         FHLMC ARM #606024        7.288%, 2019        1,539        1,539        1,604 (f)
         FHLMC ARM #606025        7.371%, 2019        5,171        5,171        5,397 (f)
         FHLMC ARM #606151        7.911%, 2019        3,884        3,884        4,065 (f)
         FHLMC ARM #635054        7.994%, 2020          250          250          259 (f)







    PAGE 26
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         FHLMC ARM #785363        6.968%, 2025       10,562       10,702       10,987 (f)
         FHLMC ARM #785601        6.484%, 2026       13,218       13,331       13,343 (f)
         FHLMC ARM #785615        6.687%, 2026       15,224       15,138       15,376 (f)
         FH 3X1 ARM #785619       6.679%, 2026        7,779        7,821        7,861 (f)
         FHLMC ARM 3X1            6.820%, 2026       18,414       18,476       18,736 (f)
         FHLMC ARM 785672         6.746%, 2026        9,366        9,409        9,523 (f)
         FHLMC ARM #865008        8.452%, 2018        6,988        6,988        7,254 (f)
         FHLMC LOANS #885005      9.500%, 2002        1,348        1,340        1,421 (f)
         FHLMC LOANS #885008     10.000%, 2003        2,325        2,337        2,453 (f)
         FHLMC 15 YR #885009      9.500%, 2003        3,210        3,192        3,383
         FHLMC ARM #606301        8.154%, 2020        6,476        6,476        6,784 (f)
         FHLMC ARM #606903        7.328%, 2022        1,781        1,796        1,808 (f)
         FULB 97-C1 A-1 MBS       7.150%, 2004        3,980        4,009        4,031 (f)
         FNMA 92 12 H             6.625%, 2019        4,294        4,294        4,285 (f)
         FNMA 1992-5 C            7.000%, 2016        1,436        1,433        1,435 (f)
         FNMA 92-21D VANILLA      6.650%, 2018        1,080        1,072        1,079 (f)
         FNMA 92 203 E CMO        6.250%, 2005       10,000        9,852        9,985 (f)
         FNMA 93-62 B CMO         6.500%, 2017        5,612        5,444        5,595 (f)
         FNMA 95 2 T CMO          8.500%, 2021        7,337        7,330        7,489 (f)
         FNMA 95-T2 A3 CMO        6.610%, 2018       10,000        9,996        9,850 (f)
         FNMA 96-10 C CMO SEQ     6.500%, 2023        8,919        8,617        8,697 (f)
         FNMA 97-2C CMO           7.000%, 2020       37,626       37,648       37,445 (f)
         FN 97 11 K SEQ CM0       7.125%, 2023       19,673       19,748       19,573 (f)
         FNMA 97-17 CMO           7.000%, 2022       50,000       49,600       49,531 (f)
         FNMA 15 YR #2469        11.000%, 2000           22           22           23 (f)
         FNMA 15 YR #13157       11.000%, 2000           15           15           16 (f)
         FNMA 15 YR #13548       11.000%, 2000           48           49           51 (f)
         FNMA 15 YR #13705       11.000%, 2000           47           48           50 (f)
         FNMA 15 YR #18275       11.000%, 2000            8            8            9 (f)
         FNMA 15 YR #18745       11.000%, 2000           11           11           11 (f)
         FNMA 15 YR #18986       11.000%, 2000            9            9           10 (f)
         FNMA 15 YR #19070       11.000%, 2000            8            8            8 (f)
         FNMA 15 YR #19261       11.000%, 2000           18           18           19 (f)
         FNMA 15 YR #22271       11.000%, 2000           37           38           39 (f)
         FNMA 15 YR #22405       11.000%, 2000           55           56           59 (f)
         FNMA 15 YR #22569       11.000%, 2000           65           67           69 (f)
         FNMA 15 YR #22674       11.000%, 2000           27           27           28 (f)
         FNMA 15 YR #25899       11.000%, 2001           18           19           19 (f)
         FNMA 30 YR #27880        9.000%, 2016          105          108          111 (f)
         FNMA 15 YR #34543        9.250%, 2001          256          255          272 (f)
         FNMA 30 YR #36225        9.000%, 2016          306          312          323 (f)
         FNMA 30 YR #040877       9.000%, 2017          189          194          199 (f)
         FNMA 15 6.0 #50973       6.000%, 2009       40,318       39,429       39,184 (f)
         FNMA 30 YR #51617       10.000%, 2017          163          164          178 (f)
         FNMA 30 YR #52185       10.000%, 2017           72           73           79 (f)
         FNMA 30 YR #52596       10.000%, 2017            9            9            9 (f)
         FNMA 15 YR #58405       11.000%, 2003           29           30           31 (f)
         FNMA 15 YR #64520       11.000%, 2001           56           58           60 (f)
         FNMA 15 YR #64523       11.000%, 2000           81           83           86 (f)
         FNMA 15 YR #66458       10.000%, 2004        3,899        3,928        4,127
         FNMA ARM #70007 MEGA     7.384%, 2017        2,223        2,224        2,320 (f)
         FNMA ARM #70009 MEGA     7.427%, 2018        3,414        3,414        3,562 (f)
         FNMA ARM #70117          7.432%, 2017          774          774          808 (f)
         FNMA ARM #70202          7.792%, 2019        2,503        2,503        2,631 (f)







    PAGE 27
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         FNMA 15 YR #70299       10.750%, 2001          207          211          219 (f)
         FNMA 15 YR 70694 MEG     9.500%, 2005        2,060        2,076        2,167
         FNMA #73227 MULT-FAM     6.700%, 2005        2,811        2,842        2,717 (f)
         FNMA ARM #79384          8.040%, 2019        1,050        1,050        1,105 (f)
         FNMA ARM #88879          8.770%, 2019        2,433        2,433        2,515 (f)
         FNMA ARM #89125          6.999%, 2019        6,580        6,722        6,774 (f)
         FNMA ARM #92069 FLEX     7.876%, 2018        3,443        3,443        3,621 (f)
         FNMA ARM #93787          7.821%, 2019        2,937        2,937        3,088 (f)
         FNMA ARM #97822          7.743%, 2020          604          604          635 (f)
         FNMA ARM #105989         8.472%, 2020        2,227        2,227        2,312 (f)
         FNMA 15YR #124848        8.000%, 2008       14,141       14,100       14,557 (f)
         FNMA 15YR 190534         6.000%, 2018       20,610       20,289       20,078
         FNMA ARM #190726         7.726%, 2033       14,345       14,634       14,919 (f)
         FNMA 7YR 190778 BALN     6.000%, 2001       50,138       49,668       49,234 (f)
         FNMA ARM #249907         8.000%, 2024       14,969       15,193       15,750 (f)
         FNMA 15YR #250671        7.500%, 2011       24,685       24,749       25,055 (f)
         FNMA 15 YR #A250857      7.000%, 2012       19,837       19,793       19,812 (f)
         FNMA 10YR #303115        6.500%, 2004       15,800       14,923       15,732 (f)
         FNMA ARM #303259         7.827%, 2025        7,495        7,701        7,793 (f)
         FNMA 15YR #303445        5.500%, 2009       20,600       19,747       19,454 (f)
         FNMA 7YR #303448 BLN     6.500%, 2002       22,908       22,933       23,016 (f)
         FNMA 15YR #313042        7.000%, 2011       15,374       15,438       15,383 (f)
         FNMA 15 YR #313561       8.000%, 2012       24,467       24,937       25,097 (f)
         FNMA 15YR #367005        7.000%, 2012       14,713       14,633       14,688 (f)
         FNMA ARM #368121 5X1     6.751%, 2025       28,395       28,808       28,927 (f)
         GNMA ARM 1 YR #8157      7.000%, 2023        6,616        6,733        6,791 (f)
         GNMA ARM #8206           7.000%, 2017        1,458        1,458        1,498 (f)
         GNMA ARM #8240           7.125%, 2017        1,011          998        1,042 (f)
         GNMA ARM #8251           7.125%, 2017           85           85           88 (f)
         GNMA ARM #8274           6.875%, 2017        2,898        2,895        2,976 (f)
         GNMA ARM #8283           6.875%, 2017          368          367          378 (f)
         GNMA ARM #8293           6.875%, 2017          661          661          679 (f)
         GNMA ARM #8341           7.125%, 2018          143          142          147 (f)
         GNMA ARM #8353           7.125%, 2018        1,269        1,262        1,308 (f)
         GNMA ARM #8365           7.125%, 2018        2,239        2,239        2,307 (f)
         GNMA ARM #8377           7.125%, 2018          975          973        1,005 (f)
         GNMA ARM #8428           6.875%, 2018          422          422          434 (f)
         GNMA ARM #8440           6.875%, 2018        1,056        1,056        1,085 (f)
         GNMA ARM #8638           7.000%, 2025       23,452       23,645       24,017 (f)
                                                 -----------   ----------   ----------
        Total United States Government Agencies   1,296,823    1,294,649    1,308,377
                                                 -----------   ----------   ----------
      Municipal Bonds

      California
         CAL HSG 95-O TAX MUN     7.740%, 2016       10,645       10,645       10,769 (f)
         CAL HSG FIN 1996-M       7.890%, 2016        8,925        8,925        9,029 (f)

      Illinois
         CHICAGO IL GAS SPY SRC   7.500%, 2015        4,500        4,500        4,865 (f)
         CHICAGO IL SAN DIST      9.250%, 2000        1,000        1,051        1,116 (f)
         CHICAGO IL BLDG COMM     8.000%, 1998        1,800        1,798        1,838 (f)






    PAGE 28
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
      Minnesota
         WEST MN MUNI POWER      10.250%, 2015        3,120        3,260        3,396 (f)

      New York
         NEW YORK CITY NT GO      7.750%, 2000          335          335          342 (f)
         NEW YORK PWR AUTH        9.500%, 2001          270          286          291 (f)

      Pennsylvania
         WY VALLEY PA SWR         5.125%, 2007          135          135          136 (f)

      Texas
         AUSTIN TX UTILITY       10.750%, 2015        3,735        4,078        4,375 (f)
         DALLAS TX CIVIC CENT     8.200%, 1998        1,025        1,025        1,046 (f)
         HARRIS CNTY TX TOLL     10.375%, 2014        5,300        5,386        5,499 (f)
                                                 -----------   ----------   ----------
      Total Municipal Bonds                          40,790       41,424       42,702
                                                 -----------   ----------   ----------
      Public Utility
         BAROID CORP              8.000%, 2003        5,000        4,987        5,200
         BARRETT RESOURCES        7.550%, 2007        3,000        3,004        2,974 (f)
         BELL ATLANTIC FINL       5.300%, 1998        5,000        4,879        4,956 (f)
         CAL ENERGY CO INC        9.500%, 2006        4,000        4,033        4,290 (f)
         DETROIT EDISON           6.280%, 2000        7,000        6,958        6,951 (f)
         EL PASO ELEC CO          7.250%, 1999        2,000        2,000        2,005 (f)
         GTE CORP                 8.850%, 1998        3,000        3,022        3,053 (f)
         HANNA  M A               9.000%, 1998        5,000        5,041        5,136
         INTL SPECIALTY PROD      9.000%, 1999       15,000       15,179       15,172
         JERSEY CENTRAL P&L       6.040%, 2000        5,000        5,001        4,929
         KANSAS CITY P&L          7.340%, 1999       10,000       10,000       10,170
         MCN INV`T CORP MTN       6.890%, 2002        9,000        9,044        9,031 (f)
         NORAM ENERGY CORP        7.500%, 2000        5,000        4,983        5,081 (f)
         OCCIDENTAL PETROLEUM     6.410%, 2000        5,000        4,964        4,966 (f)
         ORYX ENERGY              8.650%, 1999       15,000       15,000       15,405
         PDV AMERICA              7.250%, 1998        3,000        2,997        3,021 (f)
         PACIFIC GAS TRANS        6.640%, 2000        5,000        5,000        4,984 (f)
         PAGING NETWORK          10.000%, 2008        2,000        2,000        1,930 (f)
         PRAXAIR INC              6.750%, 2003        5,000        4,767        4,960 (f)
         SALTON SEA CL A          6.690%, 2000        5,566        5,566        5,574 (f)
         SMITH INT`L INC          7.240%, 2001       10,000       10,000        9,898 (b)(d)(f)
         TELEPORT COMM            9.875%, 2006        4,000        4,074        4,260 (f)
         TEXAS UTILITIES          6.370%, 2000       10,000       10,000        9,910 (f)
         TOSCO CORP               7.000%, 2000        5,000        4,995        5,051 (f)
         CSW INVESTMENTS 144A     6.950%, 2001       10,000        9,989       10,002 (b)(d)(f)
         NORCEN ENERGY RES        6.800%, 2002       10,000        9,981        9,992 (f)
         NOVACOR CHEMICALS        6.500%, 2000       10,000        9,974        9,916 (f)
                                                 -----------   ----------   ----------
      Total Public Utility                          177,566      177,438      178,817
                                                 -----------   ----------   ----------
      Finance
         AT&T CAPITAL CORP        6.900%, 2002       15,000       14,879       15,004 (f)
         ALCO CAPITAL RES         7.330%, 1998       10,000       10,000       10,100 (f)
         AMERICAN GEN FINANCE     7.850%, 1997        2,000        2,000        2,012 (f)
         ARISTAR FINL             7.875%, 1999        3,000        2,998        3,077 (f)
         BANK OF AMERICA          9.750%, 2000       10,000       10,298       10,863







    PAGE 29
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         CIT GROUP HOLDINGS       7.000%, 1997        5,000        4,996        5,018 (f)
         CAPITAL ONE BANK         7.350%, 2000        5,000        4,997        5,046 (f)
         CATERPILLAR FINANCE      6.960%, 1998        5,000        4,978        5,049 (f)
         COMDISCO INC             7.250%, 1998       10,000        9,993       10,099
         COMMERCIAL CREDIT        8.250%, 2001        9,000        8,919        9,491 (f)
         CONTI FINANCIAL CORP     8.375%, 2003        5,000        4,987        5,122 (f)
         CONTI MTG HEL TRTA-6     6.690%, 2016       10,000        9,999        9,662 (f)
         COUNTRYWIDE FUNDING      8.420%, 1999       19,700       19,687       20,362
         FDIC 96-1C CLASS 1A      6.750%, 2026        8,954        8,950        8,893 (f)
         FIDELITY ACCEPTANCE      6.670%, 1997       15,000       15,000       15,040 (b)(d)(f)
         FIRST NATIONWIDE         9.125%, 2003        4,000        3,873        4,150 (f)
         FIRST USA DEP NT         6.375%, 2000        5,000        4,989        4,962 (f)
         FIRSTAR CORP             7.150%, 2000       12,000       12,000       12,070 (f)
         GATX CAP CORP MTN        6.360%, 2002        5,000        4,928        4,808 (f)
         GMAC 96-C1 COMM MBS      6.790%, 2003        4,938        4,959        4,947 (f)
         GE CAPITAL CORP          8.125%, 1999       12,000       12,126       12,356 (f)
         GREAT WESTERN FINL       6.375%, 2000        3,000        2,993        2,975 (f)
         HELLER FINANCIAL         8.000%, 1998       15,000       14,988       15,397
         HELLER FINANCIAL         6.500%, 2000        8,000        8,001        7,987 (f)
         HOMESIDE LENDING         6.875%, 2002       10,000        9,997        9,998 (f)
         HOUSEHOLD FIN MTN        7.100%, 2002       10,000        9,993       10,089 (f)
         INTL LEASE FINANCE       7.950%, 1999       12,000       11,993       12,320 (f)
         IROQUOIS TRST 97-1 A     7.000%, 2006       10,000       10,006       10,005 (f)
         KEYCORP SENIOR           7.430%, 2000        4,000        3,996        4,081 (f)
         LONG ISL SAV BK          7.000%, 2002        5,000        4,989        5,000 (f)
         MBNA                     7.540%, 2001       10,000        9,993       10,255
         MBNA CORP                6.500%, 2000        5,000        4,999        4,965 (f)
         MARGARETTEN FIN'L        6.750%, 2000       15,250       15,367       15,253 (f)
         MELLON FINANCIAL         6.300%, 2000       10,000        9,967        9,929 (f)
         MERIDIAN BANCORP         6.625%, 2000        5,000        5,039        5,011 (f)
         MONEYSTORE 97-A          7.210%, 2021        4,000        4,000        4,031 (f)
         JPMS 96-C2 CL A          6.470%, 2027        4,618        4,645        4,517 (f)
         MS CAP 1996-WFI MBS      7.220%, 2028       10,000       10,144        9,991 (f)
         MCF 96-MC2 CLS A1        6.758%, 2004        9,812        9,900        9,786 (f)
         NORWEST FINANCIAL        7.250%, 2000        4,500        4,495        4,579
         ORIX CREDIT ALLIANCE     8.040%, 1997       10,000       10,000       10,092 (b)(d)
         ORIX CREDIT ALLIANCE     7.560%, 1997        5,000        5,000        5,018 (b)(d)(f)
         PENSKE TRUCK LEASING     7.750%, 1999        3,000        3,042        3,076 (f)
         PROVIDENT BANK           6.125%, 2000        5,000        4,991        4,908
         PHMS 1993-39 A8 SUPP     6.500%, 2008       10,056        9,611        9,783 (f)
         SBMS VII 91-1 B1         9.700%, 2006          961          961          961 (f)
         SALOMON INC INDEX AM     7.070%, 2000       25,000       25,000       25,192 (f)
         SANWA BUS CREDIT MTN     7.250%, 2001       10,000        9,992       10,163 (b)(d)(f)
         SAXON 95-1 A2 ARM        7.877%, 2025        2,628        2,664        2,693 (f)
         SEARS ROEBUK ACC         6.500%, 2000        5,000        5,015        4,989 (f)
         SASCO96-CL1 AIC          5.944%, 2028        9,800        9,800        9,573 (f)
         TRANS OCEAN CRP 144A     6.670%, 2007       11,030       10,973       10,864 (b)(d)(f)
         TRANSAMERICA FINANCE     9.260%, 1998        5,000        4,998        5,099
         UCFC 95 BA-2 ASSET B     6.600%, 2009        7,099        7,113        7,129 (f)
         UCFC 95 CA2 ASSET BK     6.575%, 2011        9,776        9,789        9,814 (f)
         UCFC 97-B CL A-4 ABS     6.940%, 2023        7,000        6,991        6,963 (f)








    PAGE 30
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         WELLSFORD RESID PROP     7.250%, 2000        5,000        4,979        5,057 (f)
         XEROX CREDIT             6.840%, 2000        5,000        5,008        5,009 (f)
                                                 -----------   ----------   ----------
      Total Finance                                 467,122      466,988      470,683
                                                 -----------   ----------   ----------
      Industrial
         AAF MCQUAY               8.875%, 2003       10,000       10,145       10,050 (f)
         ADT OPERATIONS INC       8.250%, 2000        5,000        5,046        5,237 (f)
         AGCO CORP                8.500%, 2006        5,000        4,965        5,144 (f)
         AMERICAN STANDARD       10.875%, 1999        1,000        1,050        1,071 (f)
         APPLIED MATERIALS        6.650%, 2000        5,000        5,000        4,994 (f)
         BELL & HOWELL OPER       9.250%, 2000        4,425        4,511        4,569 (f)
         A.H. BELO                6.875%, 2002        5,500        5,489        5,498 (f)
         BLACK & DECKER           7.500%, 2003       10,000       10,386       10,279 (f)
         BOYD GAMING CORP         9.250%, 2003        5,000        4,981        5,025 (f)
         BROWN GROUP              8.600%, 1999        5,000        5,000        5,005
         BURLINGTON NORTHERN      6.375%, 2005        5,000        4,998        4,751
         CSX TRANS 144A           7.050%, 2002       10,000        9,994       10,011 (b)(d)(f)
         CSX                      9.230%, 1998       13,500       13,500       13,745
         CHAMPION INTL     #      9.800%, 1998       10,000        9,999       10,208
         CHIQUITA BRANDS INTL    10.250%, 2006        3,000        2,983        3,202 (f)
         CHRYSLER FINANCE         7.700%, 1998       10,000        9,959       10,191 (f)
         CHRYSLER FINANCE         7.590%, 2000        5,000        5,001        5,128 (f)
         CINCINNATI MILACRON      7.875%, 2000        5,000        5,076        5,045 (f)
         COLUMBIA/HCA HLTHCRE     6.410%, 2000       10,000       10,019        9,960 (f)
         COMCAST CORP 144A LQ     8.125%, 2004       10,000        9,991       10,474 (b)(d)(f)
         CONTAINER CORP AMER      9.750%, 2003        4,000        3,978        4,220 (f)
         CONT'L CABLEVISION       8.300%, 2006        4,000        3,988        4,262 (b)(d)
         COX COMMUNICATIONS       6.375%, 2000       25,000       24,920       24,804 (f)
         DARLING DELAWARE        11.000%, 2000        3,308        3,308        3,300 (f)
         DAYTON HUDSON            6.400%, 2003       10,000        9,974        9,711 (f)
         DAYTON HUDSON CO         6.800%, 2001        5,000        5,000        4,983 (f)
         DELTA AIRLINES     #     9.875%, 1998        8,100        8,100        8,245
         BERGEN BRUNSWIG(DUR)     7.000%, 2006       20,000       20,051       19,662 (f)
         ENTERPRIS RENT-A-CAR     8.750%, 1999        5,000        4,998        5,229 (b)(d)
         ENTERPRIS RENT-A-CAR     7.875%, 1998        5,000        5,000        5,062 (b)(d)(f)
         ENTERP RENT-A-CARMTN     6.350%, 2001       10,000        9,998        9,814 (b)(d)(f)
         EXIDE CORP              10.750%, 2002        5,000        5,325        5,262 (f)
         FEDERAL MOGUL 144A-L     8.800%, 2007        4,000        3,988        4,169 (b)(d)(f)
         FORD MOTOR CREDIT        6.375%, 2000       10,000       10,089        9,945
         FORD MOTOR CR MTN        7.060%, 2001        5,000        4,985        5,059 (f)
         FOUNDATION HLTH CORP     7.750%, 2003        4,500        4,487        4,621 (f)
         GS-96PROTECT LIFE A1     7.020%, 2027        4,453        4,515        4,467 (f)
         GATC                     6.320%, 2000       10,000        9,986        9,842 (f)
         GMAC                     7.750%, 1999       20,000       19,933       20,449 (f)
         GENESIS HEALTHCARE       9.250%, 2006        5,000        5,000        5,175 (f)
         HAYES WHEELS 144A        9.125%, 2007        3,000        3,008        3,004 (b)(d)(f)
         HERITAGE MEDIA           8.750%, 2006        4,500        4,567        4,680 (f)
         HOWMET INC*             10.000%, 2003        3,000        3,164        3,240 (f)
         ITT CORP                 6.250%, 2000        5,000        4,880        4,896 (f)
         INTEGON CORP             9.500%, 2001        2,000        1,982        2,048
         JOHNS MANVILLE INTL     10.875%, 2004        5,000        5,366        5,575 (f)
         KIII COMM PUT/96         8.500%, 2006        5,000        4,981        5,050 (f)
         KAUFMAN & BROAD HOME    10.375%, 1999        1,000          997        1,015







    PAGE 31
                                                  Bal. held
                                                 at 6-30-97
                                                 Principal
                                                  Amount of       Cost       Value at
                                                    Bonds        (Notes      6-30-97
    Name of Issuer and Titles of Issue            and Notes     a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         KROGER CO                8.150%, 2006        4,000        4,005        4,190 (f)
         LA QUINTA MOTOR          9.250%, 2003        2,000        2,087        2,077 (f)
         LGETT&PLATT MTN SERD     7.185%, 2002       10,000        9,955       10,103 (b)(d)(f)
         LIFE STYLE FURN         10.875%, 2006        3,000        3,030        3,289 (f)
         MARK IV IND INC          8.750%, 2003        2,000        1,845        2,042
         MATTEL INC               6.875%, 1997       15,000       14,998       15,010 (f)
         MAXXIM MEDICAL          10.500%, 2006        4,000        4,034        4,340 (f)
         NEWS AMER HLDGS          7.500%, 2000       10,000        9,970       10,215 (f)
         NORFOLK SOUTHERN         6.950%, 2002        5,000        4,993        5,036 (f)
         OUTDOOR SYSTEMS INC      9.375%, 2006        5,000        5,000        5,050 (f)
         PARACELSUS HEALTH       10.000%, 2006        5,000        5,059        5,125 (f)
         PARAMOUNT COMMUN         5.875%, 2000        5,350        5,238        5,191 (f)
         PENNEY J.C. & CO         7.250%, 2002       10,000        9,996       10,178 (f)
         PRINTPACK INC            9.875%, 2004        2,500        2,500        2,641 (f)
         QUAKER OATS              6.940%, 2003        1,500        1,504        1,481 (f)
         QUAKER OATS              6.470%, 2000       10,000       10,032        9,902 (f)
         QUALITY FOOD CENTERS     8.700%, 2007        5,000        5,000        5,000 (b)(d)(f)
         RITE AID CORP            6.700%, 2001        5,000        4,999        4,979 (f)
         ROLLINS TRUCK            6.875%, 2001        5,000        4,999        5,004 (f)
         RYDER SYSTEM             7.910%, 2000        5,000        5,028        5,157 (f)
         RYERSON TULL             8.500%, 2001        5,000        5,000        5,150 (f)
         SEALY CORP              10.250%, 2003        4,275        4,309        4,462
         SEARS                    7.620%, 1997        5,000        4,997        5,029 (f)
         SEARS                    7.420%, 1998       10,000       10,001       10,091 (f)
         SERVICE CORP INTL        6.375%, 2000       10,500       10,494       10,425 (f)
         SHOP VAC CORP           10.625%, 2003    2,000,000        2,000        2,130 (f)
         SHOWBOAT INC             9.250%, 2008        4,000        3,786        4,110
         SUNAMERICA               9.000%, 1999       20,000       20,000       20,786
         SUPERVALU INC            6.500%, 2000        5,000        4,996        4,976 (f)
         SUPERVALU INC            7.250%, 1999        8,000        7,967        8,132 (f)
         TENET HEALTHCARE CO      8.625%, 2003        7,000        6,980        7,289 (f)
         TITAN WHEEL INT`L IN     8.750%, 2007        4,100        4,080        4,182 (f)
         TYSON FOODS              6.410%, 2000       10,000       10,007        9,938 (f)
         UNIFRAX INVESTMENT      10.500%, 2003    5,000,000        5,039        5,194 (f)
         UNITED AIR 1991A-1       9.200%, 2008        4,466        4,167        4,799
         US WEST CAP              6.850%, 2002       15,500       15,492       15,535 (f)
         UNIVERSAL OUTDOOR        9.750%, 2006        5,000        4,970        5,187 (f)
         VIACOM INC               6.750%, 2003        5,000        4,996        4,821
         WHITMAN CORP             6.250%, 2000        5,000        4,952        4,956 (f)
         COTT CORPORATION         8.500%, 2007        2,500        2,519        2,500 (f)
         FIBERGLASS CAD INC       9.800%, 1998        5,000        5,050        5,179 (b)(d)
         ISPMEX 144A LIQUID      10.125%, 2003        5,000        5,000        5,337 (b)(d)(f)
         REPAP NEW BRUNSWICK      9.875%, 2000        7,000        7,112        7,070 (f)
         STENA AB                10.500%, 2005        3,000        3,000        3,285
         TARKETT 9.00             9.000%, 2002        3,650        3,725        3,750 (f)
         TEEKAY SHIPPING CORP     8.320%, 2008        3,000        3,032        3,037 (f)
         TELEWEST PLC             9.625%, 2006        2,000        2,000        2,065
                                                 -----------   ----------   ----------
      Total Industrial                            7,606,627      614,604      622,801
                                                 -----------   ----------   ----------
      Total Other Bonds and Notes                 9,588,928    2,595,103    2,623,380
                                                 -----------   ----------   ----------
      Total Bonds and Notes                       9,589,293    2,595,466    2,623,744
                                                 -----------   ----------   ----------






    PAGE 32
                                                  Bal. Held
                                                 at 6-30-97       Cost       Value at
                                                  Number of      (Notes      6-30-97
    Name of Issuer and Titles of Issue             Shares       a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
      Preferred Stock

      Public Utility
         ALLTEL 7.75 $100 PAR     7.750%, 2005       21,234        2,141        2,145 (b)(d)
         AMERICAN WTRWRKS $25     8.500%, 2000      800,000       20,000       20,936 (b)(d)
         AMERITECH NZ A $100      7.040%, 2001       40,000        4,178        4,170 (b)(d)(f)
         APPALACHIAN PWR $100     6.850%, 2004       30,000        3,004        3,139
         APPALACHIAN PWR $100     5.900%, 2008       10,000          997          996 (f)
         APPALACHIAN PWR $100     5.920%, 2008       11,000        1,089        1,080
         ARIZONA PUB SVC $100    10.000%, 2001       91,034        9,550        9,780
         ATLANTIC CITY EL 100     7.800%, 2006       90,000        8,988        9,416
         ATLANTIC CITY EL 100     8.200%, 2000       49,500        4,946        5,160
         BALTIMORE G&E $100       8.625%, 2000       57,984        5,798        5,990
         BALTIMORE G&E $100       8.250%, 1999       13,388        1,339        1,355
         BELL ATLANTIC NZ144A     7.080%, 2001       25,000        2,644        2,638 (b)(d)(f)
         BELL ATL NZ$100 144A     5.800%, 2004      100,000       10,000       10,050 (b)(d)
         BOSTON EDISON $100       8.000%, 2001       90,000        9,000        9,692
         CENTRAL ILL LT $100      5.850%, 2008       65,000        6,510        6,589
         COMMWLTH ED $100 PVT     8.200%, 2002       63,068        6,182        6,496 (b)(d)
         COMMONWEALTH EDISON      8.850%, 2003       68,250        6,922        7,030 (b)(d)
         CON EDISON $100 SR J     6.125%, 2002      150,000       15,039       14,916
         CON EDISON 7.2 SER I     7.200%, 2007       32,550        3,278        3,399
         DUKE POWER $100 SR V     6.400%, 2002       30,000        3,000        3,163
         DUKE POWER $100 SR U     6.300%, 2001       30,000        3,000        3,135
         DUKE POWER $100 SR T     6.200%, 2000       30,000        3,000        3,103
         DUKE POWER 1992D $25     6.200%, 2001      200,000        5,005        5,025
         DUKE POWER 1992C $25     6.100%, 2000      250,000        6,266        6,453
         DUKE POWER 1992B $25     5.950%, 1999       15,000          378          384 (f)
         DUKE ENERGY CO SER R     7.500%, 2017       13,000        1,365        1,379 (f)
         EASTERN EDISON $100      6.625%, 2008      210,000       20,925       21,368
         ENTERGY ARKANSAS $25     9.920%, 2002       77,285        2,004        2,048
         ENTERGY LA INC PFD       8.000%, 2001       70,000        7,000        7,298
         ENTERGY LA   $100        7.000%, 1999       80,000        8,003        8,175
         GREEN MTN PWR CL-D/3     8.625%, 2000       56,000        5,600        5,761 (b)(d)
         HAWAII ELEC $100         8.500%, 2005       50,000        5,133        5,238 (b)(d)
         MAUI ELEC $100           8.500%, 2005       50,000        5,108        5,238 (b)(d)
         INDIANA MICH POWER       6.300%, 2009       52,250        5,222        5,153
         IND MICH POWER $100      6.250%, 2009       20,000        2,007        1,965 (f)
         INDIANA MICHIGAN PWR     5.900%, 2009       32,500        3,114        3,102
         JERSEY CENTRAL P&L       8.650%, 2005      110,400       11,286       12,096
         JERSEY CENTRAL P & L     8.480%, 2000       17,000        1,703        1,754
         LONG ISL LGT SER AA      7.940%, 2000      273,600        6,890        7,148
         LOUISVILLE G&E PFD       5.875%, 2008       12,000        1,197        1,142 (f)
         MAINE YANKEE $100        7.480%, 2001       29,103        2,838        2,772
         MIDAMERICAN ENERGY       7.800%, 2006       73,300        7,579        8,049
         MN P & L  144A $100      7.125%, 2002       50,000        4,976        5,009
         MN P&L 144A  6.70        6.700%, 2002      100,000       10,000       10,175 (b)(d)
         NJ NATL GAS 100 144A     7.720%, 2001      200,000       20,000       20,425 (b)(d)
         NO IND PUB SERV $100     8.850%, 2003       31,500        3,166        3,196 (b)(d)
         NO IND PUB SERV $100     6.500%, 2002      101,250       10,545       10,492 (f)
         NORTHWEST NAT GA 100     6.950%, 2002      170,000       17,116       17,903
         OHIO POWER CO $100       5.900%, 2009       36,000        3,529        3,530
         OHI PWR CO $100          6.020%, 2008       10,000          990          991
         OHIO PWR CO $100         6.350%, 2008        5,000          508          509
         OTTER TAIL PWR $100      6.300%, 2007      180,000       18,000       17,797
         PECO ENERGY              6.120%, 2003      150,300       14,960       15,368
         PACIFIC GAS & ELEC       6.300%, 2009      112,200        2,749        2,805 (f)
         PACIFIC GAS & ELEC       6.570%, 2007      717,500       18,082       19,014 (f)







    PAGE 33
                                                  Bal. Held
                                                 at 6-30-97       Cost       Value at
                                                  Number of      (Notes      6-30-97
    Name of Issuer and Titles of Issue             Shares       a and c)     (Note a)
    ----------------------------------           -----------   ----------   ----------
         PACIFICORP $100 PAR      7.700%, 2001      150,000       15,000       15,881
         POTOMAC ELEC PWR $50     6.800%, 2007      160,800        7,945        8,512
         POTOMAC ELECTRIC         7.780%, 2006      160,000        8,007        8,320
         PRAXAIR INC              7.480%, 2000       70,000        7,077        6,930
         PUB SERV COLO $100       7.500%, 2009      173,368       16,749       17,640 (b)(d)
         PUGET SOUND P&L $100     8.000%, 2004        1,666          166          173
         ROCHESTER G&E $100       6.600%, 2009       52,500        5,181        5,303
         ROCHESTER G & E $100     7.650%, 1999       20,000        2,000        2,058
         ROCHESTER G & E $100     7.550%, 1998       67,000        6,703        6,876
         ROCHESTER G & E $100     7.450%, 1997       52,500        5,250        5,322
         SAN DIEGO G&E $25        1.762%, 2008       59,500        1,591        1,584 (f)
         SO CA EDISON $100        6.050%, 2008       45,000        4,502        4,466 (f)
         SO CA EDISON $100        6.450%, 2002      202,250       20,388       20,908
         SO INDIANA G&E 100       6.500%, 2002       75,000        7,500        7,312 (b)(d)
         TEXAS UTILITIES          6.375%, 2008       54,000        5,433        5,609
         TEXAS UTIL $100 PAR      6.980%, 2008       50,000        5,000        5,460
         VIRGINIA ELEC & PWR      5.580%, 2000       17,500        1,768        1,765 (f)
         VIRGINIA ELEC & PWR      6.350%, 2000      201,200       20,164       20,698
         WASHINGTON WATER         8.625%, 2000       16,232        1,625        1,663
         WASHINGTON WTR POWER     6.950%, 2007       57,500        5,766        6,084
         WESTERN RESOURCES        7.580%, 2007       76,000        7,879        7,947
                                                 -----------   ----------   ----------
      Total Public Utility                        7,215,212      519,543      533,651
                                                 -----------   ----------   ----------

      Finance
         ABN AMRO NA FRAP        5.94%, PAR          15,000       15,000       15,049 (b)(d)(f)
         COMERICA FRAP           6.84%              150,000        7,797        7,801 (f)
         EURO AMER BANK FRAP     5.84%               10,000       10,000       10,010 (f)
         FLEET FIN 6.59% FRAP    $50 PAR            100,000        5,079        5,168 (f)
         HOUSEHLD FIN$100 92A    7.250%, 1997        90,500        9,062        9,163
         MORGAN STANLEY GROUP    5.91%, AR          100,000        5,000        5,079 (f)
         PNC BK FRAP SERF        PFD 6.05%          440,000       22,160       22,330 (f)
         WELLS FRGO FRAP SERH    $50 PAR            377,000       19,213       19,062 (f)
                                                 -----------   ----------   ----------
      Total Finance                               1,282,500       93,311       93,662
                                                 -----------   ----------   ----------
      Industrial
         NORTHBROOK HLDG 1000     6.600%, 001        10,000       10,000       10,050 (b)(d)(f)
         WHIRLPOOL FIN $100 B     6.550%, 2008      180,000       18,129       18,576 (b)(d)
         WHIRLPL FINL PFD144A     6.090%, PAR        37,000        3,682        3,612 (b)(d)(f)
                                                 -----------   ----------   ----------
      Total Industrial                              227,000       31,811       32,238
                                                 -----------   ----------   ----------
      Total Preferred Stock                       8,724,712      644,665      659,551
                                                 -----------   ----------   ----------
      Other

      Industrial
         MRS FIELDS                              20,176,717          605          605 (f)
                                                               ----------   ----------
    Total Investments in Securities
      of Unaffiliated Issuers                                  3,240,736    3,283,900
    Total Reserve for Possible Losses
      on Corporate Issues                                            715
                                                               ----------   ----------
                                                              $3,240,021   $3,283,900
                                                               ==========   ==========






    PAGE 34


    NOTES:

    (a)  See notes 1 and 3 to financial  statements  regarding  determination of cost and fair values.
    (b)  Securities  valued  by IDS  Certificate  Company  at fair  value in the absence of market quotations.
    (c)  The aggregate cost of investments in securities of unaffiliated issuers for federal income tax purposes was $3,239,693.
    (d)  Securities   acquired   in  private   negotiation   which  may  require
         registration  under federal securities laws if they were to be publicly sold. Also see note 3B to financial statements.
    (e)  Non-income producing securities.
    (f)  Securities  classified  as available for sale and carried at fair value in the balance sheet. Also see notes 1 and 3A to financial statements.

August 29, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Attn: Document Control - EDGAR
Washington, D.C.  20549-1004

RE:     IDS Certificate Company
        1997 Semi-Annual Report

Ladies and Gentlemen:

On behalf of the above-referenced registrant, I am filing electronically the 1997 Semiannual Report for the six-month period ended June 30, 1997.

This report is being filed with the Commission  pursuant to the  requirements of
Section 30(d) of the Investment Company Act of 1940 and Rule 30b2-1.

If you have any questions, please contact me at (612) 671-3453.

Thank you.

Sincerely,



Theresa H. Ambord
Paralegal

TA/lal